Document and Entity Information	Sep. 18, 2019
Cover [Abstract]
Entity Registrant Name	AUTOLIV INC
Amendment Flag	false
Entity Central Index Key	0001034670
Document Type	8-K
Document Period End Date	Sep. 18, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12933
Entity Tax Identification Number	51-0378542
Entity Address, Address Line One	Klarabergsviadukten 70, Section B
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Box 70381
Entity Address, Postal Zip Code	SE-107 24
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
City Area Code	+46 8
Local Phone Number	587 20 600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	ALV
Security Exchange Name	NYSE